BIOLOGICAL ASSETS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Biological Assets [Line Items]
Opening Balance	$ 3,338,483	$ 3,598,827
Changes in real incurred cost	174,951	(63,658)
Additions through acquisition	293,266	191,394
Sales	(9,940)	(73,068)
Harvest	(115,373)	(114,157)
Increases (decreases) in Foreign Currency Translation	12,603	(22,130)
Loss of forest due to fires	(13,346)	(16,853)
Transfers to non-current assets held for sale	4,938	(5,770)
Decrease due to loss of control in subsidiary		(23,074)
Other Increases (decreases)	2,803
Changes in fair value	(318,064)	(196,686)
Gain (losses) arising from changes in fair value minus sale costs	12,932	81,986	$ 182,950
Sales	(13,200)	(20,297)
Harvest	(320,810)	(223,712)
Loss of forest due to fires	(3,781)	(21,062)
Transfers to non-current assets held for sale	5,220	(5,232)
Decrease due to loss of control in subsidiary		(8,369)
Other Increases (decreases)	1,575
Total Changes	(143,113)	(260,344)
Closing Balance	3,195,370	3,338,483	3,598,827
Biological assets Current [Member]
Disclosure Of Biological Assets [Line Items]
Opening Balance	329,586	302,710
Changes in real incurred cost	18,600	656
Additions through acquisition	35	78
Sales	(428)	(105)
Harvest	(115,373)	(114,157)
Increases (decreases) in Foreign Currency Translation	(2,077)	(3,884)
Loss of forest due to fires	0	(3,398)
Transfers from non-current to current	133,640	125,219
Decrease due to loss of control in subsidiary		(3,097)
Other Increases (decreases)	2,803
Changes in fair value	(17,751)	26,220
Gain (losses) arising from changes in fair value minus sale costs	2,345
Sales	106
Harvest	(320,810)	(223,712)
Loss of forest due to fires		(1,164)
Transfers from non-current to current	299,498	252,860
Decrease due to loss of control in subsidiary		(1,764)
Other Increases (decreases)	1,110
Total Changes	849	26,876
Closing Balance	330,435	329,586	302,710
Biological assets Non-current [Member]
Disclosure Of Biological Assets [Line Items]
Opening Balance	3,008,897	3,296,117
Changes in real incurred cost	156,351	(64,314)
Additions through acquisition	293,231	191,316
Sales	(9,512)	(72,963)
Increases (decreases) in Foreign Currency Translation	14,680	(18,246)
Loss of forest due to fires	(13,346)	(13,455)
Transfers to non-current assets held for sale	4,938	(5,770)
Transfers from non-current to current	(133,640)	(125,219)
Decrease due to loss of control in subsidiary		(19,977)
Changes in fair value	(300,313)	(222,906)
Gain (losses) arising from changes in fair value minus sale costs	10,587	81,986
Sales	(13,306)	(20,297)
Loss of forest due to fires	(3,781)	(19,898)
Transfers to non-current assets held for sale	5,220	(5,232)
Transfers from non-current to current	(299,498)	(252,860)
Decrease due to loss of control in subsidiary		(6,605)
Other Increases (decreases)	465
Total Changes	(143,962)	(287,220)
Closing Balance	$ 2,864,935	$ 3,008,897	$ 3,296,117